Shareholder Report, Holdings (Details) - C000263709 [Member]	Dec. 31, 2025
Holdings [Line Items]
Percent of Net Asset Value	30.00%
New York Transportation Development Corp 4 000 10 31 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
South Carolina Public Service Authority Series A 4 000 12 01 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Greater Orlando Aviation Authority 5 500 11 01 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pennsylvania Economic Development Financing Authority 5 250 06 30 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Rhode Island Commerce Corp Series B 5 000 06 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Miami Dade County Educational Facilities Authority Series A 5 000 04 01 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
New York Transportation Development Corp 6 000 06 30 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Commonwealth Financing Authority 4 000 06 01 39 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Philadelphia Gas Works Co 5 000 10 01 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
JEA Electric System Revenue Series B 4 000 10 01 37 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
BBB [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
A [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Water [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%